OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
Disclosure of Operating Income and Non Current Assets From Segment [Text Block]
(i)
The table below shows (in millions of soles) a breakdown of the Group’s total income, operating income and non-current assets; classified by location of customers and assets, respectively for the years ended December 31, 2018, 2017 and 2016:

	Income (*)
2018	External	From other segments (**)	Net interest, similar income and expenses	Other income, net (***)	Provision for credit losses on loan portfolio	Depreciation and amortization	Income tax	Net profit	Capital expenditures, intangible assets and goodwill	Total assets	Total liabilities
Universal Banking
Banco de Crédito del Perú	10,757	381	5,616	3,275	(1,046)	(277)	(1,137)	2,927	397	132,880	117,803
Banco de Crédito de Bolivia	686	4	309	124	(52)	(12)	(45)	78	45	9,957	9,266
Insurance and Pension funds
Pacífico Seguros and Subsidiaries	2,861	21	446	1,181	–	(51)	(4)	353	85	12,224	9,591
Prima AFP	371	2	–	371	–	(18)	(58)	140	9	875	241
Microfinance
Mibanco	2,468	88	1,956	156	(430)	(49)	(193)	462	50	13,220	11,322
Edyficas S.A.S.	44	–	40	1	(4)	–	(4)	5	–	119	62
Investment Banking and Wealth Management	886	(14)	98	634	–	(21)	(29)	146	8	9,665	8,190
Other segments	83	97	33	106	–	(1)	(51)	(40)	7	2,862	950
Eliminations	–	–	(9)	(454)	–	–	–	–	–	(4,539)	(4,428)
Total consolidated	18,156	579	8,489	5,394	(1,532)	(429)	(1,521)	4,071	601	177,263	152,997

	Income (*)
2017	External	From other segments (**)	Net interest, similar income and expenses	Other income, net (***)	Provision for credit losses on loan portfolio	Depreciation and amortization	Income tax	Net profit	Capital expenditures, intangible assets and goodwill	Total assets	Total liabilities
Universal Banking
Banco de Crédito del Perú	10,095	371	5,300	2,927	(1,313)	(261	(996)	2,638	286	128,259	114,543
Banco de Crédito de Bolivia	616	2	315	119	(71)	(11	(40)	75	10	9,118	8,482
Insurance and Pension funds
Pacífico Seguros and Subsidiaries	2,790	120	423	1,369	–	(49)	(28)	326	56	11,409	8,560
Prima AFP	388	3	1	387	–	(23)	(66)	140	10	883	264
Microfinance
Mibanco	2,337	77	1,829	98	(399)	(49	(146)	399	44	12,363	10,666
Edyficas S.A.S.	30	–	27	1	(5)	(1	–	(1)	1	92	37
Investment Banking and Wealth Management	906	(5)	135	658	–	(25	(33)	252	7	10,389	8,730
Other segments	565	77	42	535	(1)	(1	(84)	353	2	2,781	1,668
Eliminations	–	–	(1)	(516)	–	–	–	–	–	(4,822)	(4,731)
Total consolidated	17,727	645	8,071	5,578	(1,789)	(420	(1,393)	4,182	416	170,472	148,219

(*)	Corresponds to total interest and similar income, other income (includes income and expenses on commissions) and net earned premiums from insurance activities.

(**)	Corresponds to income derived from transactions with other segments, which were eliminated in the consolidated statement of income.

(***)
  Corresponds to income for commissions received and other income (include income and expenses for commissions) and the profits arising from the collection of premiums less claims for loss coverage from insurance activities.

	Income (*)
2016	External	From other segments (**)	Net interest, similar income and expenses	Other income, net (***)	Provision for credit losses on loan portfolio	Depreciation and amortization	Income tax	Net profit	Capital expenditures, intangible assets and goodwill	Total assets	Total liabilities
Universal Banking
Banco de Crédito del Perú	10,582	297	5,334	3,120	(1,454)	(248)	(885)	2,586	265	117,329	105,107
Banco de Crédito de Bolivia	532	12	299	111	(50)	(12)	(50)	81	10	7,949	7,329
Insurance and Pension funds
Pacífico Seguros and Subsidiaries	2,160	56	393	983	–	(45)	(51)	303	48	10,200	7,826
Prima AFP	399	13	1	407	–	(21)	(70)	156	8	884	278
Microfinance
Mibanco	2,045	101	1,628	46	(274)	(55)	(100)	336	39	11,235	9,658
Edyficas S.A.S.	25	–	23	1	(7)	(1)	–	(2)	–	77	18
Investment Banking and Wealth Management	873	20	149	592	–	(24)	(31)	247	9	9,910	8,244
Other segments	189	90	60	51	–	(1)	(94)	(97)	8	3,313	2,256
Eliminations	–	–	(29)	(378)	–	–	–	–	–	(4,462)	(4,397)
Total consolidated	16,805	589	7,858	4,933	(1,785)	(407)	(1,281)	3,610	387	156,435	136,319

(*)	Corresponds to total interest and similar income, other income (includes income and expenses on commissions) and net earned premiums from insurance activities.

(**)	Corresponds to income derived from transactions with other segments, which were eliminated in the consolidated statement of income.

(***)
  Corresponds to income for commissions received and other income (include income and expenses for commissions) and the profits arising from the collection of premiums less claims for loss coverage from insurance activities.

(ii)
The following table presents (in millions of soles) the distribution of the external revenue, operating revenue and non-current assets of the Group; all assigned based on the location of the clients and assets, respectively, at December 31, 2018, 2017 and 2016:

	2018				2017				2016
	External income (*)	Operating income (**)	Total non current assets (***)	Total liabilities	External income (*)	Operating income (**)	Total non current assets (***)	Total liabilities	External income (*)	Operating income (**)	Total non current assets (***)	Total liabilities
Peru	16,633	8,913	3,102	135,422	13,234	8,199	2,976	130,953	15,087	8,051	2,994	119,813
Bermuda	13	14	88	169	2,708	37	121	933	152	27	124	1,254
Panama	2	–	–	–	–	–	–	–	–	–	–	–
Cayman Islands	285	104	3	5,465	512	183	5	5,250	466	147	5	5,695
Bolivia	750	344	78	9,317	813	338	102	8,490	682	321	79	7,246
Colombia	314	(2)	138	1,823	286	10	145	1,573	264	17	172	1,396
United States of America	6	–	–	2	8	–	–	2	8	–	–	2
Chile	153	(6)	84	799	167	(5)	139	1,018	160	(4)	138	913
Total consolidado	18,156	9,367	3,493	152,997	17,728	8,762	3,488	148,219	16,819	8,559	3,512	136,319

(*)	Including total interest and similar income, other income and net premiums earned from insurance activities.

(**)	Operating income includes the net interest income from banking activities and the amount of the premiums earned, less insurance claims.

(***)	Non-current assets consist of property, furniture and equipment, intangible assets and goodwill, net.